Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Operating activities:
Net income	$ (128)	$ 162	$ 17	$ 621
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			516	556
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			325	303
Loss from disposal of assets			6	4
Undistributed income of unconsolidated subsidiaries			27	(5)
Other non-cash items			283	177
Changes in operating assets and liabilities:
Provisions			(82)	210
Deferred income taxes			37	(116)
Trade and financing receivables related to sales, net			603	(1,041)
Inventories, net			(657)	(1,571)
Trade payables			(154)	(861)
Other assets and liabilities			110	255
Net cash provided by (used in) operating activities			1,031	(1,468)
Investing activities:
Additions to retail receivables			(3,171)	(4,680)
Collections of retail receivables			3,561	4,581
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			3	16
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			511	391
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(375)	(601)
Expenditures for assets under operating leases and assets sold under buy- back commitments			(1,315)	(1,240)
Other			328	451
Net cash used in investing activities			(458)	(1,082)
Financing activities:
Proceeds from long-term debt			5,368	13,479
Payments of long-term debt			(6,889)	(10,772)
Net increase (decrease) in other financial liabilities			407	(440)
Dividends paid			(294)	(381)
Other			17	15
Net cash provided by (used in) financing activities			(1,391)	1,901
Effect of foreign exchange rate changes on cash and cash equivalents			(628)	(303)
Decrease in cash and cash equivalents			(1,446)	(952)
Cash and cash equivalents, beginning of year			5,163	5,567
Cash and cash equivalents, end of period	3,717	4,615	3,717	4,615
Industrial Activities [Member]
Operating activities:
Net income	(128)	162	17	621
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			512	552
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			173	196
Loss from disposal of assets			6
Undistributed income of unconsolidated subsidiaries			(103)	(153)
Other non-cash items			196	56
Changes in operating assets and liabilities:
Provisions			(93)	203
Deferred income taxes			13	(124)
Trade and financing receivables related to sales, net			101	110
Inventories, net			(618)	(1,599)
Trade payables			(139)	(751)
Other assets and liabilities			(202)	(76)
Net cash provided by (used in) operating activities			(137)	(965)
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			3	16
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			218	213
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(375)	(588)
Expenditures for assets under operating leases and assets sold under buy- back commitments			(597)	(589)
Other			1,774	325
Net cash used in investing activities			1,023	(623)
Financing activities:
Proceeds from long-term debt			452	3,235
Payments of long-term debt			(2,076)	(1,055)
Net increase (decrease) in other financial liabilities			157	(238)
Dividends paid			(294)	(381)
Other			17	15
Net cash provided by (used in) financing activities			(1,744)	1,576
Effect of foreign exchange rate changes on cash and cash equivalents			(471)	(248)
Decrease in cash and cash equivalents			(1,329)	(260)
Cash and cash equivalents, beginning of year			4,122	4,010
Cash and cash equivalents, end of period	2,793	3,750	2,793	3,750
Financial services [Member]
Operating activities:
Net income	94	75	277	266
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			4	4
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			152	107
Loss from disposal of assets				4
Undistributed income of unconsolidated subsidiaries			(12)	(15)
Other non-cash items			87	121
Changes in operating assets and liabilities:
Provisions			11	7
Deferred income taxes			24	8
Trade and financing receivables related to sales, net			529	(1,138)
Inventories, net			(39)	28
Trade payables			(45)	(123)
Other assets and liabilities			315	331
Net cash provided by (used in) operating activities			1,303	(400)
Investing activities:
Additions to retail receivables			(3,171)	(4,680)
Collections of retail receivables			3,561	4,581
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			293	178
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments				(13)
Expenditures for assets under operating leases and assets sold under buy- back commitments			(718)	(651)
Other			(1,488)	113
Net cash used in investing activities			(1,523)	(472)
Financing activities:
Proceeds from long-term debt			4,916	10,244
Payments of long-term debt			(4,813)	(9,717)
Net increase (decrease) in other financial liabilities			250	(202)
Dividends paid			(135)	(103)
Other			42	13
Net cash provided by (used in) financing activities			260	235
Effect of foreign exchange rate changes on cash and cash equivalents			(157)	(55)
Decrease in cash and cash equivalents			(117)	(692)
Cash and cash equivalents, beginning of year			1,041	1,557
Cash and cash equivalents, end of period	$ 924	$ 865	$ 924	$ 865